Label	Element	Value
Payden California Municipal Social Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PAYDEN CALIFORNIA MUNICIPAL SOCIAL IMPACT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income that is exempt from Federal and California income tax and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 209% of the average value of its long-term holdings.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	209.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Fund Expenses:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the first year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, The Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in “California Municipal Securities,” which are defined as debt obligations issued by the State of California, local governments and other authorities in California, and their agencies and instrumentalities, or by other issuers, all of which pay interest income exempt from Federal and California personal income tax. The policy of the Fund to invest at least 80% of its net assets in California Municipal Securities is fundamental, which means that it may be changed only with shareholder approval.ª The Fund may invest up to 20% of its net assets in “municipal Securities,” which are defined as debt obligations issued by state and local governments, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities and which pay interest income exempt from Federal income tax. ª However, the interest income which may be paid by either the California Municipal Securities or the Municipal securities, may in each case be subject to the Federal alternative minimum tax. ª Social Impact Investing. Under normal market circumstances, the Fund invests at least 80% of its total assets in California Municipal Securities or other Municipal Securities, each as defined above, with respect to which, in the opinion of the Adviser the proceeds raised are used consistent with positive social impact practices and outcomes. While the fundamental credit research process already includes consideration of material environmental, social, and governance (ESG) risks, the Adviser will apply additional screening metrics when selecting suitable investments for the Fund. Investment opportunities are evaluated for project and issuer alignment with the Green and Social Bond Principles of the International Capital Markets Association (ICMA), which serves as the primary inclusionary screening tool for securities with qualifying impact attributes. The impact assessment framework is further enhanced by key indicators that help identify issuers with strong governance and risk management practices, as well as a deliberative approach to the management and mitigation of material environmental and social risks through sound sustainability policies and practices. These indicators include, but are not limited to, clarity in the application of the use of proceeds, prudent stewardship of bond proceeds and other financial resources, prioritization of projects and initiatives with positive social and environmental outcomes, timely disclosure and transparency, and other governance practices that signal strong commitment to accountability and stakeholder engagement. Although investment opportunities can come from any municipal market sector or issuer, regional and socioeconomic relevance of the deployment of capital resources will also be taken into consideration. To that end, the Adviser will focus on what it believes to be the principal impact sectors, such as essential services and utilities, primary and community college education, healthcare and social services, affordable housing, renewable energy and resource recovery and economic development and connectivity. ª Under normal market circumstances, the Fund invests at least 75% of its total assets in investment grade debt securities, but may invest up to 25% of its total assets in debt securities rated below investment grade. The overall average credit quality of the Fund will remain investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden , determines to be of comparable quality. ª The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal. However, the Fund’s average portfolio maturity (on a dollar-weighted basis) is generally five to ten years. In calculating the Fund’s average portfolio maturity, the Fund uses a security’s stated maturity, or if applicable, an earlier date based on the Adviser’s belief that the security may be subject, for example, to a call, a put, a refunding, a prepayment, a redemption provision, an adjustable coupon rate, or the like, that will cause the security to be repaid earlier. ª As a temporary measure, the Fund may also invest up to 20% of its total assets in debt securities that pay interest income subject to Federal or state income tax. ª To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund: ª Interest Rates. As with most bond funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. The Fund faces a heightened risk that interest rates may rise. The negative impact on fixed income securities resulting from such rate increases could be swift and significant. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. ª Municipal Securities. Investing in the Municipal Securities market involves certain risks. The amount of public information available about Municipal Securities is generally less than that for corporate equities or bonds, and the Fund’s investment performance may therefore be more dependent on Payden’s analytical abilities than if the Fund were to invest in stocks or taxable bonds. The secondary market for Municipal Securities also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. ª California Municipal Securities. Because the Fund invests primarily in California Municipal Securities, its performance is subject to economic and political developments in the State of California. California Municipal Securities may be adversely affected by political and economic conditions and developments within California and the nation as a whole. Since the end of the recession, California has made substantial progress towards recovery; however, while economists have expressed an expectation of continued growth by the California economy, they believe that there is still considerable risk to California’s economic outlook due to, among other factors, California’s unfunded budget obligations, the uncertainty surrounding federal fiscal policy and the volatility of the U.S. and global stock and credit markets. As of October 14, 2019, California’s general obligation bonds were rated Aa2 by Moody’s, AA- by Standard & Poor’s, and AA- by Fitch Ratings. Although bonds issued by California are “investment grade” according to each ratings agency and were last upgraded as late as July 2015 due to the state’s improved fiscal condition and balanced budget, California currently has one of the lowest credit ratings of any state, and the agencies continue to monitor California’s budget outlook closely to determine whether to alter the ratings. ª Social Impact Investing Risk. The Fund’s policy of investing in California Municipal Securities or other Municipal Securities with respect to which, in the Adviser’s opinion, the proceeds raised are used consistent with positive social and/or environmental practices and outcomes could cause the Fund to perform differently compared to other mutual funds that do not have such a policy. For example, investing in securities with respect to which, in the Adviser’s opinion, the proceeds raised are consistent with positive social and/or environmental practices and outcomes may result in the Fund (a) foregoing opportunities to buy certain other California Municipal Securities or other Municipal Securities when it might otherwise be advantageous to invest in them, or (b) selling such securities when it might otherwise be disadvantageous for the Fund to do so. In addition, there is a risk that the proceeds of California Municipal Securities or other Municipal Securities identified by the Adviser’s use of proceeds determination do not provide the anticipated positive social and/or environmental benefits. The Adviser’s assessment of the impact characteristics of a California Municipal Security or other Municipal Security is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in municipal securities that do not comply with the Fund’s social impact investment criteria. The Adviser’s impact investment criteria may affect the Fund’s relative investment performance depending on the performance of the Fund’s California Municipal Securities or other Municipal Securities relative to the broader municipal securities market. In addition, the factors that the Adviser considers in evaluating whether the proceeds raised in connection with the offering of a California Municipal Security or other Municipal Security are used consistent with positive social and/or environmental benefits may change over time. Further there are significant differences in interpretations of what it means to promote positive social and/or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with others’ views. Finally, in making investment decisions, the Adviser relies on information and third-party data that could be incomplete or erroneous, which in turn, could cause the Adviser to incorrectly assess whether the proceeds raised in a California Municipal Security or other Municipal Security offering are used consistent with positive social and/or environmental practices and outcomes. ª Market Events Risk. The value of Fund securities may increase or decrease, rapidly or unpredictably. Some factors that may affect securities markets include changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and the global and domestic effects of a pandemic. In particular, the recent COVID-19 pandemic has caused and continues to cause disruptions in the global economy and extreme fluctuations in global financial markets, which could negatively impact the performance of the Fund and its portfolio investments due to, among other things, (a) interruption of business operations resulting from travel restrictions and quarantines of employees, customers and suppliers in areas affected by the outbreak, (b) closures of manufacturing facilities, warehouses and logistics supply chains, and (c) uncertainty about the duration of the virus’ impact on global financial markets. Governments and central banks have responded to the pandemic and resulting economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools and lower interest rates, but the ultimate impact of these efforts is uncertain. It is not possible to determine the duration or severity of the disruption in financial markets or the long-term economic impact of the COVID-19 pandemic, or other future epidemics or pandemics, which may adversely affect the Fund’s performance. Other policy and legislative changes in the United States and in other countries and other events affecting global markets, such as the United Kingdom’s exit from the European Union (Brexit) are affecting many aspects of financial regulation and, in some instances, contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected. ª Liquidity Risk. Some investments may be difficult to purchase or sell, particularly during times of market instability, or due to adverse changes in the conditions of a particular issuer. In addition, the Fund may not receive proceeds from the sale of certain securities for an extended period of time, which in some cases could exceed several weeks or longer. The Fund will not receive sales proceeds until settlement occurs, which may constrain the Fund’s ability to meet redemption requests or other obligations. Illiquid assets may also be difficult to value. If the Fund must sell illiquid assets to meet redemption requests or other cash needs, the Fund may be unable to sell such assets at an advantageous time or price or achieve its desired level of exposure to certain market segments. Liquidity risk may result from the lack of an active market, as well as the reduced number and capacity of traditional market participants to make a market in fixed income securities, for instance, when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. Recent federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. Liquidity risk is likely to be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds are higher than normal. ª Below Investment Grade Credit. Below investment grade securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty. ª Securities Subject to Federal Income Tax. As a temporary measure, the Fund may invest up to 20% of its total assets in debt securities that pay interest income subject to Federal income tax. ª Investment Company and Exchange-Traded Fund Risk. Investing in an investment company or ETF presents the risk that the investment company or ETF in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. ª Affiliated Fund Risk. When the Adviser invests Fund assets in an investment company that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by the Fund directly in portfolio securities, or in lieu of investment in investment companies sponsored or managed by others. ª Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could adversely affect the Fund’s performance. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of the Fund’s shares may decline. ª Management Risk. The investment techniques and analysis used by the Fund’s portfolio managers may not produce the desired results. ª Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data, including private shareholder information, or proprietary information, cause the Fund, the Fund’s portfolio managers and/or their service providers, including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries, to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Fund’s portfolio managers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Please note that there are other factors that could adversely affect your investment and that could prevent the Fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.
Risk Lose Money [Text]	rr_RiskLoseMoney	Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bloomberg Barclays 7-Year Municipal Bond Index, as well as an index of funds with similar investment objectives, the Bloomberg Barclays California Intermediate Municipal Bond Index. After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares. Updated performance information for the Fund may be found on the Fund’s Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over time compare with those of a broad measure of market performance, the Bloomberg Barclays 7-Year Municipal Bond Index, as well as an index of funds with similar investment objectives, the Bloomberg Barclays California Intermediate Municipal Bond Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	payden.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period, the Fund’s best quarter was 2ndQ 2011 (3.05%), and the worst quarter was 4thQ 2020 (–3.45%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns Through 12/31/20
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns “After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.
Payden California Municipal Social Impact Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	410
10 Years	rr_ExpenseExampleYear10	$ 957
2011	rr_AnnualReturn2011	9.56%
2012	rr_AnnualReturn2012	4.66%
2013	rr_AnnualReturn2013	(0.83%)
2014	rr_AnnualReturn2014	6.05%
2015	rr_AnnualReturn2015	2.38%
2016	rr_AnnualReturn2016	(0.38%)
2017	rr_AnnualReturn2017	6.03%
2018	rr_AnnualReturn2018	0.58%
2019	rr_AnnualReturn2019	7.82%
2020	rr_AnnualReturn2020	5.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.45%)
1 Year	rr_AverageAnnualReturnYear01	5.57%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Payden California Municipal Social Impact Fund | After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Payden California Municipal Social Impact Fund | After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Payden California Municipal Social Impact Fund | Bloomberg Barclays 7-Year Municipal Bond Index (The returns for each index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Payden California Municipal Social Impact Fund | Bloomberg Barclays California Intermediate Municipal Bond Index (The returns for each index are before any deduction for taxes, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	4.18%

[1]

Payden & Rygel (“Payden”) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) exceed 0.45%. This agreement has a one-year term ending February 28, 2022; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.